Auditors' remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Auditors' remuneration
Fees payable to the Company's auditors for the audit of the Parent Company and Group accounts	£ 2	£ 3	£ 3
Audit of accounts of subsidiaries of the Group	4	5	4
Audit-related assurance services	5	3	2
Total audit and audit-related assurance services	11	11	9
Non-audit services			3
Total	11	11	12
Amount paid to the Company's auditor in respect of reporting on internal financial controls.	£ 4	£ 3
Amount paid to the Company's auditor in respect of the 2021 PCAOB group audit			£ 2